Segment information - Revenue from external customers (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disaggregation of Revenue [Line Items]
Total operating revenues	$ 211,032	$ 125,564
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | The Cool Pool
Disaggregation of Revenue [Line Items]
Total operating revenues	$ 66,691	$ 83,959
Concentration risk, percentage	33.00%	74.00%
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Perenco and SNH
Disaggregation of Revenue [Line Items]
Total operating revenues	$ 109,048	$ 18,577
Concentration risk, percentage	54.00%	16.00%